EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 31, 2012 (Accession No. 0001193125-12-325645), to the Prospectus dated May 1, 2012, for the Class IA, IB and K shares of the AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, the AXA Balanced Strategy Portfolio, the AXA Moderate Growth Strategy Portfolio and the AXA Growth Strategy Portfolio, each a series of EQ Advisors Trust.